TAXES, CHARGES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TAXES, CHARGES AND CONTRIBUTIONS
Income and social contribution taxes payable	R$ 4,479	R$ 11,520
ICMS	1,149,137	1,226,172
PIS and COFINS	419,589	412,149
Fust and Funttel	93,869	92,828
ISS, CIDE and other taxes	113,689	77,193
Total	1,780,763	1,819,862
Current	1,731,315	1,770,731
Noncurrent	R$ 49,448	R$ 49,131